Geographic Revenue Information	12 Months Ended
Dec. 31, 2014
Geographic Revenue Information
Geographic Revenue Information

(26)Geographic Revenue Information

The following summarizes the Company’s revenue from the following geographic areas (based on the location of the customer):

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Europe:
- Germany	4,765,312	2,439,058	671,534	108,232
- Spain	381,910	131,414	186,341	30,033
- France	75,898	156,557	191,071	30,795
- Italy	389,218	95,013	32,607	5,255
- Belgium	56,653	93,149	5,247	846
- Holland	502,843	227,163	116,725	18,813
- Czech	9,529	1,134	—	—
- Greece	477,138	325,619	2,225	359
- England	117,381	403,014	998,203	160,881
- Others	89,960	164,973	252,003	40,616
Subtotal- Europe	6,865,842	4,037,094	2,455,956	395,830
PRC (excluding HK SAR, Macau and Taiwan)	2,653,341	4,546,482	4,550,915	733,474
HK SAR	7,674	756	39,582	6,379
United States of America	1,600,695	2,906,262	2,301,496	370,934
Japan	81,911	972,604	2,487,949	400,985
South Korea	16,775	—	2,201	355
Other countries	165,690	954,895	1,089,278	175,558
Total net revenues	11,391,928	13,418,093	12,927,377	2,083,515